Accounting Changes and Reclassifications - Summary of Reclassification of Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of reclassification of financial assets [line items]
Accounts receivable, net	$ 167,139,778	$ 8,491,624	$ 168,123,028
Short-term notes receivable			2,522,206
Intangible assets	13,720,540	697,079	14,678,640
Other assets	$ 6,425,810	$ 326,467	5,895,100
As previously reported [member]
Disclosure of reclassification of financial assets [line items]
Accounts receivable, net			170,645,234
Intangible assets			9,088,563
Other assets			11,485,177
Reclassification [member]
Disclosure of reclassification of financial assets [line items]
Accounts receivable, net			(2,522,206)
Short-term notes receivable			2,522,206
Intangible assets			5,590,077
Other assets			$ (5,590,077)